Income Taxes	12 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Sep. 30, 2013 Inventergy Inc [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]
Income Taxes
9.	Income Taxes

Income tax expense consisted of the following for the fiscal years ended July 31, 2013 and 2012 (in thousands):
	Fiscal year ended
	July 31, 2013	July 31, 2012
Current
Federal	$-	$-
State	20	20
	20	20
Deferred
Federal	-	-
State	-	-
	-	-
	$20	$20

A reconciliation between the income tax expense recognized in the Company's consolidated statements of operations and the income tax expense (benefit) computed by applying the domestic federal statutory income tax rate to income before income taxes for fiscal years 2013 and 2012 is as follows (in thousands):

	2013	2012

Income tax expense at federal statutory rate (35%)	$85	$186
State income taxes	13	13
Change in valuation allowance	382	(160)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico	(245)	-
Imputed interest expense on notes payable - related parties	(193)	(32)
Other, net	(22)	13
Total income tax expense	$20	$20

The deferred tax effects of the Company's principal temporary differences at July 31, 2013 and 2012 are as follows (in thousands):

	2013	2012

Allowance for doubtful receivables	$105	$177
Inventories	227	858
Basis difference in property and equipment	(12)	(5)
Accrued warranty costs	87	50
Accrued expenses and other	123	115
Deferred revenue	-	(42)
Net operating loss carry-forwards	10,668	9,663
Valuation allowance	(11,198)	(10,816)
Total deferred tax asset	$-	$-

Due to uncertainties surrounding the timing of realizing the benefits of its net favorable tax attributes in future tax returns; to the extent that it is more likely than not that the deferred tax assets may not be realized, the Company has recorded a valuation allowance against its deferred tax assets at July 31, 2013 and 2012.

At July 31, 2013, the Company has federal and state net operating loss carry-forwards of approximately $28 million which expire on various dates through 2033. As a Puerto Rico corporation not doing business in the United States, CSPR is subject to Puerto Rico income taxes but is exempt from U.S. federal income taxes. CSPR has net operating loss carry-forwards totaling approximately $500,000 available to offset future taxable income of CSPR expiring at various dates through 2022.

Approximately $450,000 of CSPR’s net operating loss carry-forwards were generated in its assembly of telecommunication equipment business which is subject to a reduced income tax rate pursuant to an exemption granted under the tax code of the Commonwealth of Puerto Rico. Such NOL is limited in availability to offset future taxable income of CSPR’s assembly operations.

Tax periods for all years after fiscal 2009 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject.

8.        Income Taxes

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows as of September 30, 2013:

Deferred taxes
Net operating loss carryforwards	$83,336
Intangibles – startup costs	620,239
Accruals and other	21,593
Gross deferred tax assets	725,168
Valuation allowance	(725,168)
Net deferred tax assets	$-

Based on the available objective evidence, management believes it is more likely than not that the deferred tax assets will not be fully realized. Accordingly, the Company has provided a full valuation allowance against its deferred tax assets as of September 30, 2013.

As of September 30, 2013, the Company had $209,208 of federal and $209,208 of state net operating loss carryforwards available to offset future taxable income. These net operating losses will begin to expire in 2033 for state and federal tax purposes if not utilized.

The use of the Company's net operating loss carryforwards is subject to certain annual limitations and may be subject to further limitations as a result of changes in ownership as defined by the Internal Revenue Code and similar state provisions. Such limitations could result in the expiration of net operating loss carryforwards prior to utilization.

The Company files U.S. Federal and U.S. state tax returns. As of September 30, 2013, all tax years remain open in most jurisdictions. The Company is not currently under examination by income tax authorities in federal or state jurisdictions.

9.	Income Taxes

Income tax expense (benefit) consisted of the following for the fiscal years ended July 31, 2013 and 2012 (in thousands):

	Fiscal year ended
	July 31, 2013	July 31, 2012

Current
Federal	$155	$270
State	30	50
	185	320
Deferred
Federal	17	(1)
State	3	-
	20	(1)
	$205	$319

A reconciliation between the income tax expense recognized in the Company's consolidated statements of operations and the income tax expense (benefit) computed by applying the domestic federal statutory income tax rate to income (loss) before income taxes for fiscal years 2013 and 2012 is as follows (in thousands):

	2013	2012

Income tax expense at federal statutory rate (35%)	$486	$349
State income taxes	21	33
Change in valuation allowance	64	(35)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico	(176)	-
Imputed interest expense on notes payable - related parties	(193)	(32)
Other, net	3	4
Total income tax expense	$205	$319

The deferred tax effects of the Company's principal temporary differences at July 31, 2013 and 2012 are as follows (in thousands):

	2013	2012

Allowance for doubtful accounts	$39	$43
Inventories	227	233
Basis difference in property and equipment	(7)	(1)
Accrued warranty costs	46	46
Accrued expenses and other	65	107
Net operating loss carry-forwards	41	70
Valuation allowance	(103)	(170)
Net deferred income taxes	$308	$328

Due to uncertainties surrounding the timing of realizing the benefits of its net favorable tax attributes in future tax returns; to the extent that it is more likely than not that the deferred tax assets may not be realized, the Company has recorded a valuation allowance against its deferred tax assets at July 31, 2013 and 2012. The Company determined that it is more likely than not that the net deferred tax assets of CSPR at July 31, 2013 and 2012 will not be realized. Accordingly a valuation allowance of $103 and $170 was provided as of July 31, 2013 and 2012, respectively, applicable to net deferred tax assets of CSPR.

As a Puerto Rico corporation not doing business in the United States, CSPR is subject to Puerto Rico income taxes but is exempt from U.S. federal income taxes. CSPR has net operating loss carry-forwards totaling $500,000 available to offset future taxable income of CSPR expiring at various dates through 2022.

Approximately $450,000 of CSPR’s net operating loss carry-forwards were generated in its assembly of telecommunication equipment business which is subject to a reduced income tax rate pursuant to an exemption granted under the tax code of the Commonwealth of Puerto Rico. Such NOL is limited in availability to offset future taxable income of CSPR’s assembly operations.

Tax periods for all years after fiscal 2009 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject.